Financial Assets and Liabilities - Summary of Categorization of Financial Instruments, Excluding Cash and Cash Equivalents (Detail) - MXN ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Financial Assets:
Financial Assets	$ 303,447,939	$ 344,892,278
Financial Liabilities:
Financial Liabilities	633,107,286	648,038,187
Loans and receivables [member]
Financial Assets:
Financial Assets	163,296,141	163,488,725
Loans and receivables [member] | Related parties [member]
Financial Assets:
Financial Assets	1,071,520	2,287,213
Fair value through profit or loss [member]
Financial Assets:
Financial Assets	1,446,034	2,602,680
Fair value through OCI [member]
Financial Assets:
Financial Assets	85,146,156	95,409,260
Equity investments at fair value through OCI and other short term investments [member]
Financial Assets:
Financial Assets	73,755,627	88,428,111
Equity investments at fair value through OCI and other short term investments [member] | Fair value through OCI [member]
Financial Assets:
Financial Assets	70,231,744	88,428,111
Accounts receivable from subscribers distributors contractual assets and other net [member] | Loans and receivables [member]
Financial Assets:
Financial Assets	158,700,738	161,201,512
Financial instruments, class [member]
Financial Assets:
Financial Assets	1,446,034	2,602,680
Financial instruments, class [member] | Fair value through profit or loss [member]
Financial Assets:
Financial Assets	1,446,034	2,602,680
Liability Related to Right of Use of Assets [Member]
Financial Liabilities:
Financial Liabilities	125,169,156	134,148,811
Total Current Assets [Member] | Loans and receivables [member]
Financial Assets:
Financial Assets	163,296,141	163,488,725
Total Current Assets [Member] | Fair value through profit or loss [member]
Financial Assets:
Financial Assets	1,446,034	2,602,680
Total Current Assets [Member] | Fair value through OCI [member]
Financial Assets:
Financial Assets	70,231,744	88,428,111
Debt Instruments At Fair Value Through OCI [Member] | Fair value through OCI [member]
Financial Assets:
Financial Assets	14,914,412	6,981,149
Loans and receivables [member]
Financial Liabilities:
Financial Liabilities	794,710,450	826,435,278
Loans and receivables [member] | Related parties [member]
Financial Liabilities:
Financial Liabilities	6,766,826	7,224,218
Loans and receivables [member] | Equity investments at fair value through OCI and other short term investments [member]
Financial Assets:
Financial Assets	3,523,883
Loans and receivables [member] | Debt [Member]
Financial Liabilities:
Financial Liabilities	500,677,052	510,589,480
Loans and receivables [member] | Accounts payable [Member]
Financial Liabilities:
Financial Liabilities	162,097,416	174,472,769
Loans and receivables [member] | Liability Related to Right of Use of Assets [Member]
Financial Liabilities:
Financial Liabilities	125,169,156	134,148,811
Fair value through profit or loss [Member]
Financial Liabilities:
Financial Liabilities	17,896,379	25,331,346
Fair value through profit or loss [Member] | Financial instruments, class [member]
Financial Liabilities:
Financial Liabilities	$ 17,896,379	$ 25,331,346